Related Party Transactions (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Board of Directors [Member]
Related Party Transactions [Abstract]
Revenue from related parties	$ 307	$ 248	$ 188
Portfolio Company [Member]
Related Party Transactions [Abstract]
Revenue from related parties	122
Expenses from related parties	$ 94	$ 57	$ 60